Parent-Only Financial Statements, Statement of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	$ 23,057	$ 21,878	$ 18,897
Other comprehensive income (loss), net of tax:
Investment securities	2,361	(4,858)	3,053
Derivatives and hedging activities	253	(209)	(201)
Defined benefit plans adjustment	(650)	1,128	(395)
Wells Fargo other comprehensive income (loss), net of tax	2,132	(4,264)	2,443
Wells Fargo comprehensive income	25,189	17,614	21,340
Parent Company [Member]
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	23,057	21,878	18,897
Other comprehensive income (loss), net of tax:
Investment securities	142	(248)	61
Derivatives and hedging activities	12	39	31
Defined benefit plans adjustment	(633)	1,136	(379)
Equity in other comprehensive income (loss) of subsidiaries	2,611	(5,191)	2,730
Wells Fargo other comprehensive income (loss), net of tax	2,132	(4,264)	2,443
Wells Fargo comprehensive income	$ 25,189	$ 17,614	$ 21,340